Provisions - Provision for off-balance-sheet risk by stages (Details) - Provisions for off-balance sheet risk - MXN ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Other provisions
Other provisions	$ 1,108	$ 1,232
Stage 1
Other provisions
Other provisions	921	781
Stage 2
Other provisions
Other provisions	109	185
Stage 3
Other provisions
Other provisions	78	266
Available lines of credit cards and non-revolving consumer loans
Other provisions
Other provisions	941	$ 906
Available lines of credit cards and non-revolving consumer loans | Stage 1
Other provisions
Other provisions	831
Available lines of credit cards and non-revolving consumer loans | Stage 2
Other provisions
Other provisions	95
Available lines of credit cards and non-revolving consumer loans | Stage 3
Other provisions
Other provisions	15
Guarantees, documentary credits and loan commitments of commercial loans (SME)
Other provisions
Other provisions	167
Guarantees, documentary credits and loan commitments of commercial loans (SME) | Stage 1
Other provisions
Other provisions	90
Guarantees, documentary credits and loan commitments of commercial loans (SME) | Stage 2
Other provisions
Other provisions	14
Guarantees, documentary credits and loan commitments of commercial loans (SME) | Stage 3
Other provisions
Other provisions	$ 63